Accounting Changes	12 Months Ended
Dec. 31, 2019
Accounting Changes and Error Corrections [Abstract]
Accounting Changes

NOTE 2	Accounting Changes

Accounting for Leases
Effective January 1, 2019, the Company adopted accounting guidance, issued by the Financial Accounting
Standards Board (“FASB”) in February 2016, related to the accounting for leases. This guidance requires lessees to recognize all leases on the Consolidated Balance Sheet as lease assets and lease liabilities based primarily on the present value of future lease payments. The Company recognized approximately $1.3 billion of lease assets and related liabilities on its Consolidated Balance Sheet at the adoption date. In addition, lessors are now required to consider lease residual exposures of sales-type and direct financing leases when determining the allowance for credit losses. The adoption of this guidance was not material to the Company’s Consolidated Statement of Income.
Financial Instruments—Credit Losses
Effective
January
1, 2020, the Company adopted accounting guidance, issued by the FASB in June 2016, related to the impairment of financial instruments. This guidance changes impairment recognition to a model that is based on expected losses rather than incurred losses, which is intended to result in more timely recognition of credit losses. This guidance is also intended to reduce the complexity of accounting guidance by decreasing the number of credit impairment models that entities use to account for debt instruments. In addition, the guidance requires additional credit quality disclosures for loans. Upon adoption, the Company increased its allowance for credit losses by approximately $
1.5

billion and reduced retained earnings net of deferred tax balances.
When determining expected losses, the Company uses multiple economic scenarios and a three-year reasonable and supportable forecast period, which incorporates historical loss experience in years two and three. After the forecast period, the Company fully reverts to long-term historical loss experience, adjusted for prepayments, to estimate losses over the remaining life.
The increase in the allowance was primarily related to the
commercial
,
credit card, installment and other retail loan portfolios where the allowance for loan losses had not
previously
 considered the full term of the loans
.
The adoption of this guidance did not have a material impact on the Company’s available-for-sale securities as most of this portfolio consists of U.S. Treasury and residential agency mortgage-backed securities that inherently have an immaterial risk of loss.